American Century Investments®
Quarterly Portfolio Holdings
Avantis® Short-Term Fixed Income ETF (AVSF)
November 30, 2021

Avantis Short-Term Fixed Income ETF - Schedule of Investments
NOVEMBER 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 65.7%
Aerospace and Defense — 1.9%
Boeing Co. (The), 2.20%, 2/4/26	220,000	219,665
General Dynamics Corp., 3.50%, 5/15/25	381,000	408,231
Lockheed Martin Corp., 3.55%, 1/15/26	245,000	265,325
		893,221
Air Freight and Logistics — 0.8%
United Parcel Service, Inc., 2.20%, 9/1/24	359,000	370,121
Automobiles — 1.7%
American Honda Finance Corp., MTN, 2.15%, 9/10/24	167,000	171,693
American Honda Finance Corp., MTN, 1.00%, 9/10/25	229,000	226,136
General Motors Financial Co., Inc., 4.25%, 5/15/23	45,000	47,105
Toyota Motor Corp., 2.36%, 7/2/24	332,000	342,933
		787,867
Banks — 12.9%
African Development Bank, 3.00%, 9/20/23	156,000	162,818
African Development Bank, MTN, 1.625%, 9/16/22	56,000	56,609
Asian Development Bank, 2.625%, 1/30/24	150,000	156,287
Asian Development Bank, MTN, 1.75%, 9/13/22	106,000	107,258
Asian Development Bank, MTN, 0.25%, 10/6/23	189,000	187,947
Asian Infrastructure Investment Bank (The), 0.25%, 9/29/23	234,000	232,576
Bank of Montreal, MTN, 0.625%, 7/9/24	100,000	98,757
Bank of Montreal, MTN, 1.85%, 5/1/25	247,000	251,400
Bank of Nova Scotia (The), 1.30%, 6/11/25	194,000	193,556
Bank of Nova Scotia (The), 2.70%, 8/3/26	59,000	61,734
Barclays plc, 3.65%, 3/16/25	200,000	212,236
Canadian Imperial Bank of Commerce, 2.25%, 1/28/25	161,000	165,444
Citigroup, Inc., 3.30%, 4/27/25	88,000	93,651
Council Of Europe Development Bank, 0.25%, 6/10/23	24,000	23,923
Council Of Europe Development Bank, 1.375%, 2/27/25	64,000	64,872
European Bank for Reconstruction & Development, MTN, 0.25%, 7/10/23	40,000	39,853
European Investment Bank, 0.25%, 9/15/23	150,000	149,221
Huntington Bancshares, Inc., 4.00%, 5/15/25	169,000	182,943
Inter-American Development Bank, 2.50%, 1/18/23	120,000	122,889
Inter-American Development Bank, 3.00%, 10/4/23	106,000	110,707
Inter-American Development Bank, 0.25%, 11/15/23	82,000	81,448
International Bank for Reconstruction & Development, 1.50%, 8/28/24	300,000	305,595
International Bank for Reconstruction & Development, 0.875%, 7/15/26	40,000	39,489
International Finance Corp., MTN, 2.875%, 7/31/23	152,000	157,949
JPMorgan Chase & Co., 3.90%, 7/15/25	188,000	203,190
Kreditanstalt fuer Wiederaufbau, 2.125%, 6/15/22	25,000	25,262
Kreditanstalt fuer Wiederaufbau, 0.25%, 3/8/24	400,000	396,051
Oesterreichische Kontrollbank AG, MTN, 2.875%, 3/13/23	50,000	51,544
PNC Financial Services Group, Inc. (The), 3.50%, 1/23/24	325,000	341,506
Royal Bank of Canada, MTN, 2.55%, 7/16/24	331,000	343,314
Santander Holdings USA, Inc., 4.50%, 7/17/25	213,000	231,235
Toronto-Dominion Bank (The), MTN, 1.25%, 9/10/26	295,000	289,961
Truist Financial Corp., MTN, 3.75%, 12/6/23	313,000	330,817
US Bancorp, MTN, 3.95%, 11/17/25	237,000	261,155
Westpac Banking Corp., 2.85%, 5/13/26	300,000	317,658
		6,050,855

Beverages — 0.8%
Coca-Cola Co. (The), 1.75%, 9/6/24	286,000	291,569
Constellation Brands, Inc., 4.40%, 11/15/25	65,000	71,652
		363,221
Biotechnology — 0.4%
AbbVie, Inc., 2.90%, 11/6/22	63,000	64,281
AbbVie, Inc., 3.20%, 5/14/26	110,000	116,423
		180,704
Capital Markets — 4.1%
Ameriprise Financial, Inc., 3.00%, 4/2/25	227,000	238,830
Bank of New York Mellon Corp. (The), MTN, 2.20%, 8/16/23	311,000	318,458
Charles Schwab Corp. (The), 3.75%, 4/1/24	100,000	106,231
Charles Schwab Corp. (The), 3.85%, 5/21/25	263,000	284,900
CME Group, Inc., 3.00%, 9/15/22	146,000	149,017
CME Group, Inc., 3.00%, 3/15/25	148,000	156,074
Deutsche Bank AG, 4.10%, 1/13/26	142,000	152,949
Janus Capital Group, Inc., 4.875%, 8/1/25	180,000	198,308
Lazard Group LLC, 3.75%, 2/13/25	113,000	120,802
State Street Corp., 3.55%, 8/18/25	200,000	217,005
		1,942,574
Chemicals — 0.8%
Air Products and Chemicals, Inc., 3.35%, 7/31/24	227,000	240,164
Mosaic Co. (The), 4.25%, 11/15/23	140,000	147,590
		387,754
Consumer Finance — 1.5%
Capital One Financial Corp., 4.25%, 4/30/25	288,000	313,027
Discover Financial Services, 4.50%, 1/30/26	187,000	205,404
Synchrony Financial, 4.50%, 7/23/25	188,000	204,210
		722,641
Containers and Packaging†
Packaging Corp. of America, 3.65%, 9/15/24	17,000	18,057
Electric Utilities — 1.9%
Berkshire Hathaway Energy Co., 4.05%, 4/15/25	148,000	161,145
Cleco Corporate Holdings LLC, 3.74%, 5/1/26	142,000	151,522
Duke Energy Progress LLC, 3.25%, 8/15/25	232,000	247,171
Entergy Louisiana LLC, 2.40%, 10/1/26	150,000	154,335
Oklahoma Gas and Electric Co., 0.55%, 5/26/23	174,000	173,058
		887,231
Electronic Equipment, Instruments and Components — 1.6%
Avnet, Inc., 4.625%, 4/15/26	235,000	259,494
Flex Ltd., 3.75%, 2/1/26	143,000	152,880
Jabil, Inc., 1.70%, 4/15/26	155,000	154,028
Keysight Technologies, Inc., 4.55%, 10/30/24	48,000	52,260
TD SYNNEX Corp., 1.75%, 8/9/26(1)	150,000	146,628
		765,290
Energy Equipment and Services — 0.7%
Schlumberger Finance Canada Ltd., 1.40%, 9/17/25	175,000	176,019
Schlumberger Investment SA, 3.65%, 12/1/23	163,000	170,651
		346,670
Equity Real Estate Investment Trusts (REITs) — 5.2%
Alexandria Real Estate Equities, Inc., 3.45%, 4/30/25	88,000	94,168
American Campus Communities Operating Partnership LP, 3.30%, 7/15/26	145,000	154,449
AvalonBay Communities, Inc., MTN, 2.95%, 5/11/26	225,000	238,633
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	48,000	49,820
Corporate Office Properties LP, 2.25%, 3/15/26	68,000	68,859

Crown Castle International Corp., 4.45%, 2/15/26	125,000	137,381
CubeSmart LP, 4.375%, 12/15/23	88,000	93,192
Digital Realty Trust LP, 4.75%, 10/1/25	163,000	181,686
ERP Operating LP, 3.375%, 6/1/25	288,000	306,965
Host Hotels & Resorts LP, 4.50%, 2/1/26	150,000	162,422
Kimco Realty Corp., 3.30%, 2/1/25	188,000	198,793
Omega Healthcare Investors, Inc., 4.95%, 4/1/24	150,000	161,132
Spirit Realty LP, 4.45%, 9/15/26	147,000	162,966
Vornado Realty LP, 2.15%, 6/1/26	203,000	203,900
WP Carey, Inc., 4.00%, 2/1/25	213,000	228,277
		2,442,643
Food and Staples Retailing — 0.5%
Costco Wholesale Corp., 2.75%, 5/18/24	181,000	188,575
Walmart, Inc., 3.30%, 4/22/24	65,000	68,337
		256,912
Food Products — 0.6%
Bunge Ltd. Finance Corp., 4.35%, 3/15/24	86,000	92,025
Bunge Ltd. Finance Corp., 1.63%, 8/17/25	59,000	59,054
Hershey Co. (The), 2.05%, 11/15/24	123,000	126,467
		277,546
Gas Utilities — 0.4%
Southern California Gas Co., 2.60%, 6/15/26	197,000	205,735
Health Care Providers and Services — 3.0%
Aetna, Inc., 3.50%, 11/15/24	90,000	95,568
Cardinal Health, Inc., 3.50%, 11/15/24	137,000	145,243
Cigna Corp., 3.05%, 11/30/22	38,000	38,871
CVS Health Corp., 2.875%, 6/1/26	70,000	73,398
HCA, Inc., 5.25%, 6/15/26	220,000	247,693
Humana, Inc., 4.50%, 4/1/25	193,000	211,198
Laboratory Corp. of America Holdings, 3.60%, 2/1/25	100,000	106,153
Quest Diagnostics, Inc., 3.45%, 6/1/26	127,000	136,456
UnitedHealth Group, Inc., 3.75%, 7/15/25	340,000	368,163
		1,422,743
Hotels, Restaurants and Leisure — 0.5%
Hyatt Hotels Corp., 4.85%, 3/15/26	65,000	71,009
Starbucks Corp., 3.80%, 8/15/25	143,000	154,621
		225,630
Household Durables — 0.2%
DR Horton, Inc., 4.75%, 2/15/23	70,000	72,653
Household Products — 0.3%
Colgate-Palmolive Co., MTN, 3.25%, 3/15/24	134,000	141,392
Insurance — 3.0%
Aflac, Inc., 3.25%, 3/17/25	278,000	296,290
Chubb INA Holdings, Inc., 3.35%, 5/3/26	321,000	345,961
First American Financial Corp., 4.60%, 11/15/24	200,000	218,568
Loews Corp., 2.625%, 5/15/23	96,000	98,332
MetLife, Inc., 4.37%, 9/15/23	224,000	238,078
MetLife, Inc., 3.60%, 11/13/25	79,000	85,576
Principal Financial Group, Inc., 3.40%, 5/15/25	138,000	146,983
		1,429,788
Internet and Direct Marketing Retail — 0.5%
Amazon.com, Inc., 2.80%, 8/22/24	218,000	227,880
IT Services — 1.1%
International Business Machines Corp., 3.00%, 5/15/24	303,000	317,119

Western Union Co. (The), 2.85%, 1/10/25	171,000	177,897
		495,016
Machinery — 2.0%
Caterpillar Financial Services Corp., MTN, 3.30%, 6/9/24	140,000	147,860
Caterpillar Financial Services Corp., MTN, 1.45%, 5/15/25	223,000	224,191
Cummins, Inc., 3.65%, 10/1/23	56,000	58,568
Illinois Tool Works, Inc., 3.50%, 3/1/24	56,000	58,993
John Deere Capital Corp., MTN, 3.45%, 1/10/24	242,000	255,339
PACCAR Financial Corp., MTN, 2.15%, 8/15/24	201,000	206,137
		951,088
Media — 0.8%
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22	32,000	34,751
Comcast Corp., 3.375%, 8/15/25	181,000	192,937
Discovery Communications LLC, 4.90%, 3/11/26	120,000	134,404
		362,092
Metals and Mining — 0.8%
ArcelorMittal SA, 4.55%, 3/11/26	140,000	152,965
BHP Billiton Finance USA Ltd., 3.85%, 9/30/23	45,000	47,530
Kinross Gold Corp., 5.95%, 3/15/24	106,000	115,623
Rio Tinto Finance USA Ltd., 3.75%, 6/15/25	64,000	69,276
		385,394
Multi-Utilities — 0.2%
Dominion Energy, Inc., 2.75%, 9/15/22	98,000	99,198
Multiline Retail — 0.5%
Dollar Tree, Inc., 4.00%, 5/15/25	218,000	235,030
Oil, Gas and Consumable Fuels — 6.2%
Canadian Natural Resources Ltd., 2.05%, 7/15/25	98,000	99,088
Chevron Corp., 2.90%, 3/3/24	66,000	68,727
Chevron Corp., 2.95%, 5/16/26	235,000	249,339
Enbridge, Inc., 2.50%, 1/15/25	196,000	202,009
Energy Transfer LP, 4.75%, 1/15/26	213,000	233,461
Enterprise Products Operating LLC, 3.35%, 3/15/23	146,000	149,971
Equinor ASA, 2.45%, 1/17/23	66,000	67,312
Equinor ASA, 3.70%, 3/1/24	166,000	176,045
Exxon Mobil Corp., 2.71%, 3/6/25	221,000	230,590
Exxon Mobil Corp., 2.99%, 3/19/25	165,000	173,847
Phillips 66 Partners LP, 2.45%, 12/15/24	148,000	152,298
Pioneer Natural Resources Co., 4.45%, 1/15/26	85,000	93,664
Shell International Finance BV, 3.25%, 5/11/25	336,000	358,106
TotalEnergies Capital Canada Ltd., 2.75%, 7/15/23	131,000	135,090
TotalEnergies Capital International SA, 2.43%, 1/10/25	150,000	155,460
TransCanada PipeLines Ltd., 2.50%, 8/1/22	96,000	97,212
Valero Energy Corp., 2.85%, 4/15/25	148,000	153,673
Williams Cos., Inc. (The), 4.00%, 9/15/25	88,000	94,959
		2,890,851
Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), 2.00%, 12/1/24	48,000	49,283
Pharmaceuticals — 4.1%
Astrazeneca Finance LLC, 1.20%, 5/28/26	224,000	221,239
Bristol-Myers Squibb Co., 3.55%, 8/15/22	96,000	98,126
Bristol-Myers Squibb Co., 2.90%, 7/26/24	231,000	241,711
GlaxoSmithKline Capital, plc., 3.00%, 6/1/24	287,000	300,365
GlaxoSmithKline Capital, Inc., 3.625%, 5/15/25	99,000	106,786
Novartis Capital Corp., 1.75%, 2/14/25	63,000	64,094

Novartis Capital Corp., 3.00%, 11/20/25	261,000	276,916
Royalty Pharma plc, 1.20%, 9/2/25	179,000	175,713
Utah Acquisition Sub, Inc., 3.95%, 6/15/26	225,000	242,118
Wyeth LLC, 6.45%, 2/1/24	172,000	192,644
		1,919,712
Road and Rail — 0.4%
Ryder System, Inc., MTN, 2.50%, 9/1/24	48,000	49,712
Ryder System, Inc., MTN, 3.35%, 9/1/25	124,000	131,865
		181,577
Semiconductors and Semiconductor Equipment — 1.3%
Broadcom, Inc., 4.70%, 4/15/25	138,000	151,867
Marvell Technology, Inc., 1.65%, 4/15/26	180,000	178,942
Microchip Technology, Inc., 4.33%, 6/1/23	64,000	67,030
Micron Technology, Inc., 4.98%, 2/6/26	45,000	50,341
NXP BV / NXP Funding LLC, 4.875%, 3/1/24(1)	56,000	60,243
QUALCOMM, Inc., 3.00%, 5/20/22	96,000	97,221
		605,644
Software — 2.0%
Citrix Systems, Inc., 1.25%, 3/1/26	234,000	226,898
Intuit, Inc., 0.95%, 7/15/25	206,000	203,651
Microsoft Corp., 2.875%, 2/6/24	262,000	272,799
Microsoft Corp., 2.40%, 8/8/26	175,000	182,652
Oracle Corp., 2.40%, 9/15/23	40,000	40,905
		926,905
Specialty Retail — 1.0%
Home Depot, Inc. (The), 3.75%, 2/15/24	238,000	251,458
Ross Stores, Inc., 4.60%, 4/15/25	188,000	206,750
		458,208
Technology Hardware, Storage and Peripherals — 1.4%
Apple, Inc., 3.00%, 2/9/24	97,000	101,114
Apple, Inc., 1.125%, 5/11/25	69,000	68,876
Apple, Inc., 3.25%, 2/23/26	228,000	244,017
Dell International LLC / EMC Corp., 6.02%, 6/15/26	158,000	184,046
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	48,000	53,379
		651,432
Trading Companies and Distributors — 0.5%
Air Lease Corp., MTN, 2.875%, 1/15/26	220,000	225,919
TOTAL CORPORATE BONDS (Cost $31,131,986)		30,856,477
U.S. TREASURY SECURITIES AND EQUIVALENTS — 29.9%
Israel Government AID Bond, 5.50%, 9/18/23	32,000	34,801
U.S. Treasury Notes, 1.875%, 9/30/22	509,100	516,141
U.S. Treasury Notes, 1.375%, 10/15/22	1,086,900	1,097,647
U.S. Treasury Notes, 1.625%, 11/15/22	1,446,000	1,464,879
U.S. Treasury Notes, 0.125%, 10/15/23	900,000	893,531
U.S. Treasury Notes, 2.75%, 11/15/23	776,000	809,359
U.S. Treasury Notes, 2.375%, 2/29/24	1,110,000	1,152,882
U.S. Treasury Notes, 2.00%, 5/31/24	1,194,700	1,232,874
U.S. Treasury Notes, 0.25%, 6/15/24	1,130,000	1,116,537
U.S. Treasury Notes, 0.375%, 7/15/24	1,375,000	1,361,948
U.S. Treasury Notes, 1.50%, 10/31/24	500,000	509,766
U.S. Treasury Notes, 1.50%, 11/30/24	1,420,000	1,447,790
U.S. Treasury Notes, 0.25%, 10/31/25	1,000,000	969,649
U.S. Treasury Notes, 0.375%, 11/30/25	1,095,200	1,065,724

U.S. Treasury Notes, 1.125%, 10/31/26	400,000	399,500
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $14,129,561)		14,073,028
U.S. GOVERNMENT AGENCY SECURITIES — 3.4%
Federal Farm Credit Banks Funding Corp., 0.125%, 5/10/23	100,000	99,556
FHLB, 0.125%, 6/2/23	100,000	99,541
FHLB, 1.50%, 8/15/24	320,000	326,089
FHLB, 2.75%, 12/13/24	120,000	126,764
FHLMC, 0.125%, 10/16/23	104,000	103,196
FHLMC, 0.25%, 11/6/23	54,000	53,693
FHLMC, 0.25%, 12/4/23	100,000	99,306
FNMA, 2.375%, 1/19/23	16,000	16,371
FNMA, 0.25%, 7/10/23	152,000	151,537
FNMA, 2.625%, 9/6/24	350,000	367,876
FNMA, 1.625%, 10/15/24	25,000	25,550
Tennessee Valley Authority, 0.75%, 5/15/25	125,000	124,026
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $1,603,727)		1,593,505
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.2%
Canada — 0.2%
Export Development Canada, 2.625%, 2/21/24 (Cost $104,563)	100,000	104,065
TOTAL INVESTMENT SECURITIES — 99.2% (Cost $46,969,837)		46,627,075
OTHER ASSETS AND LIABILITIES — 0.8%		380,809
TOTAL NET ASSETS — 100.0%		$47,007,884

NOTES TO SCHEDULE OF INVESTMENTS
AID	-	Agency for International Development
Equivalent	-	Security whose payments are secured by the U.S. Treasury
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
MTN	-	Medium Term Note
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $206,871, which represented 0.4% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.